SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment
Depreciation is calculated using the straight-line method, commencing when the assets become available for productive use, based on the following estimated useful lives:

Land improvements	15 - 30 years
Buildings	Up to 40 years
Machinery and equipment	3 - 20 years
Other equipment	3 - 7 years
Equipment on operating lease	Up to 5 years
Leasehold improvements and capital leases	Lesser of term of lease or 10 years

Schedule of estimated useful lives of intangible assets
Amortization is calculated primarily using the straight-line method based on the following estimated useful lives:

Product brands	2 - 20 years
Corporate brands	6 - 20 years
Product rights	3 - 15 years
Partner relationships	5 - 9 years
Out-licensed technology and other	5 - 10 years